Equity - Schedule of Nonvested Stock Options Granted (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Nonvested Stock Options Granted [Abstract]
Number of Options, Nonvested Balance
Weighted Average Exercise Price, Nonvested Balance
Number of Options, Granted	107,500	133	513
Weighted Average Exercise Price, Granted	$ 5.64
Number of Options, Vested	(82,597)
Weighted Average Exercise Price, Vested	$ (5.64)
Number of Options, Nonvested Balance	24,903
Weighted Average Exercise Price, Nonvested Balance	$ 5.64